SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 21, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Compass Digital Acquisition Corp [Member]
Cash		$ 721				$ 721		$ 27,720	$ 44,046
Cash equivalents		0				0		0	0
Cash held in Trust Account		1,283,558				1,283,558		27,637,300	55,347,556
FDIC insured amount		250,000				250,000		250,000
Accumulated deficit		9,513,205				9,513,205		6,229,543	1,369,588
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
Accretion to redemption value		11,298	$ 81,044	$ 242,531				1,928,109	1,726,802
Decrease in shares subject to redemption due to redemptions								29,638,365	169,088,048
Increase in shares subject to redemption related to waiver of deferred underwriting fees								0	7,187,357
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | Trust Account [Member]
Accretion to redemption value		$ 11,298			$ 334,873	$ 389,048	$ 1,660,199	$ 1,928,109	8,914,159
Key Mining Corp [Member]
Cash									$ 2,736,000
Warrants and stock options outstanding		28,078,546			20,376,892	28,078,546	20,376,892	24,347,046	20,376,880
Cash uninsured amount		$ 0				$ 0		$ 340,965	$ 1,205,872
Cash held in foreign bank accounts		33,230				33,230		60,004	46,734
Certificates of deposit									1,000,000
Proceeds from other deposits	$ 25,405
Accumulated deficit		$ 16,301,540				$ 16,301,540		14,223,419	9,825,640
Interest and penalties expenses								0	0
Asset retirement obligations or accrued remediation costs								$ 0	$ 0
Key Mining Corp [Member] | Minimum [Member]
Property and equipment estimated useful lives								3 years
Key Mining Corp [Member] | Maximum [Member]
Property and equipment estimated useful lives								15 years